January 1, 2021

The Davenport Funds

Davenport Core Fund - Ticker: DAVPX

Davenport Value & Income Fund -Ticker: DVIPX

Davenport Equity Opportunities Fund - Ticker: DEOPX

Davenport Small Cap Focus Fund - Ticker: DSCPX

Davenport Balanced Income Fund - Ticker: DBALX

Series of Williamsburg Investment Trust

Supplement to

Statement of Additional Information

Dated August 1, 2020

Effective December 31, 2020, Page M. Reece retired from her position as Chief Compliance Officer of The Jamestown Equity Fund series of Williamsburg Investment Trust (the “Trust”) and was succeeded by David Lyons. Information about Page Reece in the “Trustees and Officers” table beginning on page 27 of the Statement of Additional Information should be replaced with the following. In addition, Robert Dorsey no longer serves as Vice President of the Trust and his information should be disregarded.

Executive Officers:
Name, Address and Age	Length of Time Served	Position(s) Held With Trust	Principal Occupation(s) And Directorships of Various Companies During Past 5 Years
David Lyons 1802 Bayberry Court, Suite 400 Richmond, Virginia 23226 Year of Birth:1965	Since January 2021	Compliance Officer of The Jamestown Equity Fund	Managing Director and Chief Operating Officer of Lowe, Brockenbrough & Company, Inc.; Managing Director, Chief Operating Officer and Chief Compliance Officer of Lowe, Brockenbrough & Company, Inc. since January 2021.

Please retain this Supplement for future reference

January 1, 2021

FBP EQUITY & DIVIDEND PLUS FUND – TICKER: FBPEX

FBP APPRECIATION & INCOME OPPORTUNITIES FUND – TICKER: FBPBX

Series of

Williamsburg Investment Trust

Supplement to

Statement of Additional Information

Dated August 1, 2020

Effective December 31, 2020, Page M. Reece retired from her position as Chief Compliance Officer of The Jamestown Equity Fund series of Williamsburg Investment Trust (the “Trust”) and was succeeded by David Lyons. Information about Page Reece in the “Trustees and Officers” table beginning on page 22 of the Statement of Additional Information should be replaced with the following. In addition, Robert Dorsey no longer serves as Vice President of the Trust and his information should be disregarded.

Executive Officers:
Name, Address and Age	Length of Time Served	Position(s) Held With Trust	Principal Occupation(s) And Directorships of Various Companies During Past 5 Years
David Lyons 1802 Bayberry Court, Suite 400 Richmond, Virginia 23226 Year of Birth:1965	Since January 2021	Compliance Officer of The Jamestown Equity Fund	Managing Director and Chief Operating Officer of Lowe, Brockenbrough & Company, Inc.; Managing Director, Chief Operating Officer and Chief Compliance Officer of Lowe, Brockenbrough & Company, Inc. since January 2021.

Please retain this Supplement for future reference

January 1, 2021

The Government Street Equity Fund – Ticker: GVEQX

The Government Street Mid-Cap Fund – Ticker: GVMCX

Series of

Williamsburg Investment Trust

Supplement to

Statement of Additional Information

Dated August 1, 2020

Effective December 31, 2020, Page M. Reece retired from her position as Chief Compliance Officer of The Jamestown Equity Fund series of Williamsburg Investment Trust (the “Trust”) and was succeeded by David Lyons. Information about Page Reece in the “Trustees and Officers” table beginning on page 20 of the Statement of Additional Information should be replaced with the following. In addition, Robert Dorsey no longer serves as Vice President of the Trust and his information should be disregarded.

Executive Officers:
Name, Address and Age	Length of Time Served	Position(s) Held With Trust	Principal Occupation(s) And Directorships of Various Companies During Past 5 Years
David Lyons 1802 Bayberry Court, Suite 400 Richmond, Virginia 23226 Year of Birth:1965	Since January 2021	Compliance Officer of The Jamestown Equity Fund	Managing Director and Chief Operating Officer of Lowe, Brockenbrough & Company, Inc.; Managing Director, Chief Operating Officer and Chief Compliance Officer of Lowe, Brockenbrough & Company, Inc. since January 2021.

Please retain this Supplement for future reference

January 1, 2021

The JAMEStoWN EQUITY Fund - Ticker: JAMEX

Series of Williamsburg Investment Trust

Supplement to

Statement of Additional Information

Dated August 1, 2020

Effective December 31, 2020, Page M. Reece retired from her position as Chief Compliance Officer of The Jamestown Equity Fund and was succeeded by David Lyons. Information about Page Reece in the “Trustees and Officers” table beginning on page 17 of the Statement of Additional Information should be replaced with the following. In addition, Robert Dorsey no longer serves as Vice President of Williamsburg Investment Trust and his information should be disregarded.

Executive Officers
Name, Address and Age	Length of Time Served	Position(s) Held With Trust	Principal Occupation(s) And Directorships of Various Companies During Past 5 Years
David Lyons 1802 Bayberry Court, Suite 400 Richmond, Virginia 23226 Year of Birth:1965	Since January 2021	Compliance Officer of The Jamestown Equity Fund	Managing Director and Chief Operating Officer of Lowe, Brockenbrough & Company, Inc.; Managing Director, Chief Operating Officer and Chief Compliance Officer of Lowe, Brockenbrough & Company, Inc. since January 2021.

Please retain this Supplement for future reference